Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended							1 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended		6 Months Ended	2 Months Ended	6 Months Ended		6 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended		9 Months Ended	6 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	6 Months Ended
	May 22, 2013	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Exchange of Warrants [Member] Common Stock [Member] Successor [Member]	Jun. 30, 2014 Exchange of Warrants [Member] Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2014 Exchange of Warrants [Member] Parent [Member] Successor [Member]	Jun. 30, 2014 Exchange of Warrants [Member]	Jun. 30, 2014 Private Placement [Member] Common Stock [Member] Successor [Member]	Jun. 30, 2014 Private Placement [Member] Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2014 Private Placement [Member] Parent [Member] Successor [Member]	May 20, 2014 Private Placement [Member]	Jun. 30, 2014 Private Placement [Member]	Jun. 30, 2013 Preferred Stock [Member] Successor [Member]	Jun. 30, 2014 Preferred Stock [Member] Successor [Member]	Dec. 31, 2013 Preferred Stock [Member] Successor [Member]	Jun. 30, 2014 Common Stock [Member] Successor [Member] United States Postretirement Benefit Plan of US Entity [Member]	Jun. 30, 2013 Common Stock [Member] Successor [Member]	Jun. 30, 2014 Common Stock [Member] Successor [Member]	Dec. 31, 2013 Common Stock [Member] Successor [Member]	Jun. 30, 2014 Additional Paid-in Capital [Member] Successor [Member] United States Postretirement Benefit Plan of US Entity [Member]	Jun. 30, 2013 Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2014 Additional Paid-in Capital [Member] Successor [Member]	Dec. 31, 2013 Additional Paid-in Capital [Member] Successor [Member]	Jun. 30, 2013 Retained Earnings [Member] Successor [Member]	Jun. 30, 2014 Retained Earnings [Member] Successor [Member]	Dec. 31, 2013 Retained Earnings [Member] Successor [Member]	Jun. 30, 2014 Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	Jun. 30, 2014 Parent [Member] Successor [Member] United States Postretirement Benefit Plan of US Entity [Member]	Jun. 30, 2014 Parent [Member] Successor [Member]	Dec. 31, 2013 Parent [Member] Successor [Member]	Jun. 30, 2014 Noncontrolling Interest [Member] Successor [Member]	Dec. 31, 2013 Noncontrolling Interest [Member] Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2014 Successor [Member]	Jun. 30, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Jun. 30, 2014 United States Postretirement Benefit Plan of US Entity [Member]
Note 11 - Stockholders' Equity (Details) - Successor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance (in Shares)														2,000,000	2,000,000	2,000,000		88,529,500	137,290,980	103,571,941
Balance		$ 1,626,201,000	$ 1,626,201,000	$ 1,115,102,000											$ 20,000				$ 1,353,000			$ 881,267,000	$ 1,703,483,000	$ 1,212,038,000	$ (80,000)	$ (202,016,000)	$ (194,222,000)	$ 24,372,000	$ 1,265,000		$ 1,527,212,000	$ 1,019,081,000	$ 98,989,000	$ 96,021,000	$ 881,187,000			$ 1,115,102,000
Impact of Domestication															20,000				1,016,000				(1,036,000)
Issuance of common shares (in Shares)	88,500,000	1,251,744	16,244,694						15,800,000			15,800,000		2			1,670,386	88,529,500	3,959
Issuance of common shares			44,000						158,000	300,042,000	300,200,000		300,200,000				16,000	885,296,000			18,358,000	885,296,000	44,000							18,374,000	44,000								18,374,000
Recovery of short swing profits, net			515,000																				515,000								515,000
Equity compensation expense			303,000																				303,000								303,000
Net (loss) income			(4,460,000)																						(80,000)	(7,794,000)	(194,222,000)				(7,794,000)	(194,222,000)	3,334,000	(1,403,000)	(80,000)	1,488,000	(4,460,000)	(195,625,000)
Foreign currency translation adjustments			22,989,000																									22,975,000	(659,000)		22,975,000	(659,000)	14,000	16,000				(643,000)
Pension and postretirement plans, tax benefit of $11			228,000																									228,000	1,784,000		228,000	1,784,000						1,784,000
Derivatives valuation, net of tax benefit of $63			(100,000)																									(100,000)	100,000		(100,000)	100,000						100,000
Unrealized gain on available for sale equity securities, net of tax provision of $2			4,000																									4,000	40,000		4,000	40,000						40,000
Distribution to non-controlling interest			(380,000)																														(380,000)	(25,000)				(25,000)
Issuance costs in connection with Private Placement Offering			(13,433,000)																			(24,078,000)	(13,433,000)	24,078,000							(13,433,000)	24,078,000			(24,078,000)			24,078,000
Exercise of warrants for common shares @ $11.50 per share (in Shares)					16,244,694
Exercise of warrants for common shares @ $11.50 per share					$ 163,000	$ 186,652,000	$ 186,815,000	$ 186,815,000